Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net income / (loss)	$ (458,177)	$ (11,723)	$ 1,850
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation	82,070	37,150	16,061
Amortization of fair value of above market acquired time charters (Note 7)	9,540	6,113	6,352
Amortization of deferred finance charges (Note 8)	2,732	681	522
Amortization of deferred gain (Note 5)	(22)	0	0
Loss on debt extinguishment (Note 8)	974	652	0
Loss on time-charter agreement termination (Note 7)	2,114	0	0
Impairment loss (Note 19)	321,978	0	0
Loss on sale of vessel (Note 5)	20,585	0	87
Stock-based compensation (Note 13)	2,684	5,834	1,488
Non-cash effects of derivatives (Note 19)	(121)	1,717	(91)
Other non-cash charges	38	66	38
Bad debt expense	0	215	0
Gain from insurance claim	0	(237)	(1,030)
Gain from bargain purchase (Note 1)	0	(12,318)	0
Write-off of liability in other operational gain (non cash gain) (Note 10)	0	(1,361)	0
Equity in income of investee (Note 3)	(210)	(106)	0
(Increase) / Decrease in:
Trade accounts receivable	13,876	(16,057)	2,766
Inventories	121	(5,409)	1,887
Prepaid expenses and other current assets	(8,497)	(2,328)	(131)
Due from related parties	(964)	287	(339)
Increase / (Decrease) in:
Accounts payable	(5,276)	1,995	(1,626)
Due to related parties	(1,744)	(449)	297
Accrued liabilities	1,465	6,713	350
Due to managers	2,291	0	0
Deferred revenue	(35)	1,384	(986)
Net cash provided by/(used in) Operating Activities	(14,578)	12,819	27,495
Cash Flows provided by/(used in) Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(473,917)	(518,447)	(127,814)
Cash paid for above market acquired time charters (Note 7)	0	(4,856)	0
Cash proceeds from vessel sale (Note 5)	70,300	1,100	8,267
Long term investment (Note 3)	0	(200)	0
Cash received from Merger & Pappas Transaction (Note 1)	0	96,268	0
Hull and Machinery Insurance proceeds	309	550	4,265
Proceeds from cancellation of vessels under construction	5,800	0	0
Decrease in restricted cash	4,500	35	7,664
Increase in restricted cash	(4,525)	(11,525)	0
Net cash provided by/(used in) Investing Activities	(397,533)	(437,075)	(107,618)
Cash Flows provided by/(used in) Financing Activities:
Proceeds from bank loans and 8.00% 2019 Notes	373,993	637,207	0
Loan prepayments and repayments	(244,529)	(173,986)	(33,780)
Financing fees paid	(13,094)	(6,513)	(271)
Proceeds from issuance of common stock	418,771	0	150,905
Offering expenses paid related to the issuance of common stock	(974)	0	(4,883)
Net cash provided by/(used in) Financing Activities	534,167	456,708	111,971
Net increase in cash and cash equivalents	122,056	32,452	31,848
Cash and cash equivalents at beginning of year	86,000	53,548	21,700
Cash and cash equivalents at end of the year	208,056	86,000	53,548
Cash paid during the year for:
Interest, net of amount capitalized	$ 29,813	$ 5,803	$ 6,156